INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Income tax expense	$ 0	$ 5	$ 6
Valuation allowance	125,082	91,315
Uncertain tax positions	700	800
Domestic Tax Authority
Income Tax Contingency [Line Items]
NOL carryforwards	300,800	199,800
Domestic Tax Authority | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	700	700
State and Local Jurisdiction
Income Tax Contingency [Line Items]
NOL carryforwards	274,600	200,500
State and Local Jurisdiction | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	0	100
Tax credit carryforward, subject to expiration	700	700
Foreign Tax Authority
Income Tax Contingency [Line Items]
NOL carryforwards	$ 9,000	$ 0